Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				6 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 56,960		¥ 60,759		¥ 54,672		¥ 59,227
Provision (Reversal)		3,264		3,359		8,210		7,998
Charge-offs		(5,041)		(5,160)		(8,380)		(8,480)
Recoveries		245		301		651		531
Other		412	[1]	(1,283)	[2]	687	[1]	(1,300)	[2]
Ending balance		55,840		57,976		55,840		57,976
Allowance for credit losses, Individually Evaluated for Impairment		12,715		17,869		12,715		17,869		¥ 14,344
Allowance for credit losses, Not Individually Evaluated for Impairment		43,125		40,107		43,125		40,107		40,328
Financing receivables, Ending balance		4,214,302		3,985,112		4,214,302		3,985,112		4,000,357
Financing receivables, Individually evaluated for impairment		54,456		54,748		54,456		54,748		47,142
Financing receivables, Not individually evaluated for impairment		4,159,846		3,930,364		4,159,846		3,930,364		3,953,215
Consumer borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		22,299		20,086		21,196		18,599
Provision (Reversal)		2,328		2,558		5,739		6,018
Charge-offs		(2,638)		(2,254)		(5,140)		(4,343)
Recoveries		76		258		287		376
Other		(5)	[1]	3	[2]	(22)	[1]	1	[2]
Ending balance		22,060		20,651		22,060		20,651
Allowance for credit losses, Individually Evaluated for Impairment		3,366		3,131		3,366		3,131		3,020
Allowance for credit losses, Not Individually Evaluated for Impairment		18,694		17,520		18,694		17,520		18,176
Financing receivables, Ending balance		1,792,901		1,676,208		1,792,901		1,676,208		1,739,173
Financing receivables, Individually evaluated for impairment		22,071		18,409		22,071		18,409		18,911
Financing receivables, Not individually evaluated for impairment		1,770,830		1,657,799		1,770,830		1,657,799		1,720,262
Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually Evaluated for Impairment		6,867				6,867				8,444
Financing receivables, Ending balance		1,225,332				1,225,332				1,047,363
Financing receivables, Individually evaluated for impairment		27,940				27,940				23,130
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[3]	4,150		5,831		4,292		6,061
Provision (Reversal)	[3]	(1)		(65)		(186)		(209)
Charge-offs	[3]	(266)		(1,002)		(304)		(1,110)
Recoveries	[3]	16		39		96		63
Other	[3]	6	[1]	2	[2]	7	[1]	0	[2]
Ending balance	[3]	3,905		4,805		3,905		4,805
Allowance for credit losses, Individually Evaluated for Impairment	[3]	2,482		3,323		2,482		3,323		2,880
Allowance for credit losses, Not Individually Evaluated for Impairment	[3]	1,423		1,482		1,423		1,482		1,412
Financing receivables, Ending balance	[3]	17,156		21,998		17,156		21,998		18,933
Financing receivables, Individually evaluated for impairment	[3]	4,445		5,703		4,445		5,703		5,101
Financing receivables, Not individually evaluated for impairment	[3]	12,711		16,295		12,711		16,295		13,832
Non-recourse Loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		597		2,647		688		2,951
Provision (Reversal)		14		(86)		(87)		(268)
Charge-offs		0		0		0		(115)
Recoveries		0		0		0		0
Other		16	[1]	16	[2]	26	[1]	9	[2]
Ending balance		627		2,577		627		2,577
Allowance for credit losses, Individually Evaluated for Impairment		49		1,984		49		1,984		149
Allowance for credit losses, Not Individually Evaluated for Impairment		578		593		578		593		539
Financing receivables, Ending balance		63,423		87,454		63,423		87,454		73,305
Financing receivables, Individually evaluated for impairment		1,597		5,443		1,597		5,443		3,745
Financing receivables, Not individually evaluated for impairment		61,826		82,011		61,826		82,011		69,560
Other loans | Corporate borrowers
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		19,708		21,487		18,407		21,079
Provision (Reversal)		(67)		148		992		1,278
Charge-offs		(1,602)		(1,216)		(1,761)		(1,972)
Recoveries		81		16		148		90
Other		289	[1]	(1,390)	[2]	623	[1]	(1,430)	[2]
Ending balance		18,409		19,045		18,409		19,045
Allowance for credit losses, Individually Evaluated for Impairment		6,818		9,431		6,818		9,431		8,295
Allowance for credit losses, Not Individually Evaluated for Impairment		11,591		9,614		11,591		9,614		10,112
Financing receivables, Ending balance		1,161,909		984,754		1,161,909		984,754		974,058
Financing receivables, Individually evaluated for impairment		26,343		25,193		26,343		25,193		19,385
Financing receivables, Not individually evaluated for impairment		1,135,566		959,561		1,135,566		959,561		954,673
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		10,206		10,708		10,089		10,537
Provision (Reversal)		990		804		1,752		1,179
Charge-offs		(535)		(688)		(1,175)		(940)
Recoveries		72		(12)		120		2
Other		106	[1]	86	[2]	53	[1]	120	[2]
Ending balance		10,839		10,898		10,839		10,898
Allowance for credit losses, Individually Evaluated for Impairment		0		0		0		0		0
Allowance for credit losses, Not Individually Evaluated for Impairment		10,839		10,898		10,839		10,898		10,089
Financing receivables, Ending balance		1,178,913		1,214,698		1,178,913		1,214,698		1,194,888
Financing receivables, Individually evaluated for impairment		0		0		0		0		0
Financing receivables, Not individually evaluated for impairment		¥ 1,178,913		¥ 1,214,698		¥ 1,178,913		¥ 1,214,698		¥ 1,194,888

[1]	Other mainly includes foreign currency translation adjustments.
[2]	Other mainly includes foreign currency translation adjustments and a decrease in allowance related to sales of loans.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.